Share Capital - Share-based Payment Transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) yr shares	Dec. 31, 2017 CAD ($) yr shares	Dec. 31, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value of options granted	The fair value of options granted is determined at the date of grant using the Black-Scholes option-pricing model.
Number of share subject to options, Granted	1,112,779	1,229,689
Estimated fair value of options granted on the grant date	$ 5.73	$ 5.03
Expected hold period to exercise (years) | yr	3.50	3.50
Options remained unvested compensation cost	$ 5,200,000	$ 4,800,000
Options remained unvested weighted average period | yr	1.06	1.06
Performance share units (PSUs) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	280,884	284,777
Number of equity instruments forfeited	29,668	19,617
Number of shares outstanding	744,081	686,250
Outstanding fair value	$ 6,000,000	$ 14,300,000
Number of shares paid | shares	193,385
Paid at fair value	$ 3,200,000
Performance share units (PSUs) [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	0.00%
Performance share units (PSUs) [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	200.00%
Deferred share unit [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	46,356	38,625
Number of shares outstanding	306,459	438,969
Outstanding fair value	$ 9,000,000	$ 15,500,000
Number of shares paid | shares	178,866	66,021
Paid at fair value	$ 6,200,000	$ 2,100,000
Estimated historical data [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expected hold period to exercise (years) | yr	5
Officers and employees [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share subject to options, Granted	4,987,542	4,426,237	3,655,020
Number of share subject to options, Granted	1,112,779	1,229,689
Officers and employees [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share option price per share	$ 14.88
Officers and employees [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share option price per share	$ 32.98